Supplementary Information	12 Months Ended
Dec. 31, 2011
Supplementary Information

Note 14. Supplementary Information

Quarterly data (unaudited)

	Quarters Ended
	March 30	June 30	September 30	December 31
	(In thousands, except per unit amounts)
2011
Oil and natural gas sales	$7,157	$9,110	$9,775	$11,989
Realized gain (loss) on oil derivatives	(83)	(631)	(84)	(1,359)
Unrealized gain (loss) on oil derivatives	(1,153)	2,198	8,354	(5,962)
Total revenues and other	5,921	10,677	18,045	4,668
Total expenses(1)	4,139	3,823	4,975	7,570
Net income (loss)	1,970	8,276	11,706	(2,984)
Net income (loss) per unit:	1,931	8,110	11,472	(2,924)
Basic and diluted	$0.11	$0.46	$0.65	$(0.17)
2010
Oil and natural gas sales	3,832	4,453	4,209	5,778
Realized gain (loss) on oil derivatives	(72)	(18)	4	(4)
Unrealized gain (loss) on oil derivatives	106	439	(364)	(889)
Total revenues and other	3,866	4,874	3,849	4,885
Total expenses(1)	3,886	4,147	3,996	5,688
Net income (loss)	610	882	72	(486)
Net income (loss) per unit:	598	864	71	(476)
Basic and diluted	$0.03	$0.05	$0.00	$(0.03)

(1)	Includes the following expenses: lease operating, production taxes, dry holes and abandonments, geological and geophysical, depreciation, depletion and amortization, accretion, general and administrative, and impairment.

Supplementary oil and natural gas activities

	Mid-Con Energy Partners, LP			Mid-Con Energy Corporation
	Year Ended December 31		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	2011	2010
	(in thousands)
Property acquisition costs:
Proved	$15,729	$6,483	$642	$1,080
Unproved	—	1	4	—
Exploration	—	912	—	—
Development	30,754	16,843	3,099	11,570
Asset retirement obligations	686	353	101	36

Total costs incurred	$47,169	$24,592	$3,846	$12,686

Estimated proved oil and natural gas reserves (unaudited)

The proved oil and gas reserves for the years ended December 31, 2011, and 2010 were prepared by our reservoir engineers and audited by Cawley, Gillespie & Associates, Inc., independent third party petroleum consultants. These reserve estimates have been prepared in compliance with the rules of the SEC. We emphasize that reserve estimates are inherently imprecise and that estimates of new discoveries are more imprecise than those of producing oil and natural gas properties. Accordingly, the estimates are expected to change as future information becomes available. An analysis of the change in estimated quantities of oil and gas reserves, all of which are located within the United States, are presented below for the periods indicated:

	Oil (MBbls)	Gas (MMcf)	MBoe(1)
Proved developed and undeveloped reserves:
MID-CON ENERGY CORPORATION:
As of July 1, 2008	5,339	1,772	5,634
Revisions of previous estimates	(618)	(517)	(704)
Extensions, discoveries and other additions	300	2	301
Purchases of minerals in place	—	—	—
Production	(153)	(341)	(210)

As of June 30, 2009	4,868	916	5,021

MID-CON ENERGY PARTNERS:
As of July 1, 2009	4,868	916	5,021
Revisions of previous estimates	1,293	29	1,298
Extensions, discoveries and other additions	113	4	114
Purchases of minerals in place	12	—	12
Production	(87)	(140)	(110)

As of December 31, 2009	6,199	809	6,335
Revisions of previous estimates	(469)	728	(348)
Extensions, discoveries and other additions	765	—	765
Purchases of minerals in place	740	—	740
Production	(228)	(191)	(261)

As of December 31, 2010	7,007	1,346	7,231
Revisions of previous estimates	740	(370)	678
Extensions, discoveries and other additions	1,704	—	1,704
Purchases of minerals in place	971	140	994
Sales of minerals in place	(79)	(276)	(124)
Production	(407)	(164)	(434)

As of December 31, 2011	9,936	676	10,049

Proved developed reserves:
July 1, 2008 (Mid-Con Energy Corporation)	2,855	976	3,018
July 1, 2009	2,489	834	2,628
December 31, 2009	2,513	809	2,649
December 31, 2010	3,601	1,346	3,825
December 31, 2011	6,835	676	6,948
Proved undeveloped reserves:
July 1, 2008 (Mid-Con Energy Corporation)	2,484	796	2,616
July 1, 2009	2,379	82	2,393
December 31, 2009	3,686	—	3,686
December 31, 2010	3,406	—	3,406
December 31, 2011	3,101	—	3,101

(1)	Estimated quantities of oil and natural gas reserves in MBoe equivalents at a rate of six Mcf per Bbl.

During the twelve months ended June 2009, the quantities of proved reserves due to “Extensions, discoveries and other additions” were a result of the development of the Twin Forks Unit, and drilling development wells that offset the Southeast Hewitt Unit. For the twelve months ended June 2009, the “Revisions of previous estimates” were primarily due to significantly lower oil prices.

The change in quantities of proved reserves during the period from July 1, 2009 through December 31, 2010 is due to (i) increases in oil prices during this time period, (ii) acquisitions of third party interests in existing waterflood units, (iii) infill drilling in our Battle Springs and Highlands waterflood units which resulted in an upward revision of oil in place and therefore recoverable reserves, and (iv) production responses from our existing waterflood units that exceeded earlier projections.

The change in quantities of proved reserves from December 31, 2010 to December 31, 2011 is due to (i) increases in oil prices during this time period, (ii) acquisitions of the War Party I and II Units in the Hugoton Basin, J&A Oil Company interests in the Cushing Field, and third party interests in the Cleveland Field, (iii) infill drilling in our Ardmore West and Twin Forks waterflood units which resulted in an upward revision of oil in place and therefore recoverable reserves, and (iv) revisions of previous estimates for the balance of our properties.

Estimates of economically recoverable oil and natural gas reserves and of future net revenues are based upon a number of variable factors and assumptions, all of which are to some degree subjective and may vary considerably from actual results. Therefore, actual production, revenues, development and operating expenditures may not occur as estimated. The reserve data are estimates only, are subject to many uncertainties and are based on data gained from production histories and on assumptions as to geologic formations and other matters. Actual quantities of oil and natural gas may differ materially from the amounts estimated.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Unaudited)

The standardized measure represents the present value of estimated future cash inflows from proved oil and gas reserves, less future development, production, plugging and abandonment costs, discounted at the rate prescribed by the SEC. The standardized measure of discounted future net cash flow does not purport to be, nor should it be interpreted to represent, the fair market value of our proved oil and natural gas reserves. The following assumptions have been made:

•

In the determination of future cash inflows, sales prices used for oil and natural gas for the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009 were estimated using the average price during the 12-month period, determined as the unweighted arithmetic average of the first-day-of-the-month price for each month in such period. Sales prices used for oil and natural gas for the year ended June 30, 2009 were estimated using the year-end sales prices.

•	Future costs of developing and producing the proved oil and reserves were based on costs determined at each such period-end, assuming the continuation of existing economic conditions.

•	No future income tax expenses are computed for Mid-Con Energy Partners, LP because we are a non-taxable entity.

•	Future net cash flows were discounted at an annual rate of 10%.

The standardized measure of discounted future net cash flow relating to estimated proved oil and natural gas reserves is presented below for the periods indicated:

	Mid-Con Energy Partners, LP.			Mid-Con Energy Corporation
	Year Ended		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	December 31, 2011	December 31, 2010
	(in thousands)
Future cash inflows	$930,788	$529,309	$343,595	$320,413
Future production costs	(297,490)	(152,913)	(109,344)	(101,045)
Future development costs	(34,504)	(26,802)	(26,447)	(13,673)
Future income tax expense	—	—	—	(66,268)

Future net cash flow	598,794	349,594	207,804	139,427
10% discount for estimated timing of cash flow	(270,563)	(165,932)	(102,004)	(61,547)

Standardized measure of discounted cash flow	$328,231	$183,662	$105,800	$77,880

The prices utilized in calculating our total proved reserves were $61.18, $79.43, and $96.19 per Bbl of oil and $3.83, $4.37, and $4.11 per MMBtu of natural gas for December 31, 2009, 2010, and 2011, respectively. These prices were adjusted by lease for quality, transportation fees, location differentials, marketing bonuses or deductions or other factors affecting the price received at the wellhead. Average adjusted prices used were $54.92, $74.26 and $93.20 per Bbl of oil and $3.91, $7.36, and $7.04 per MMBtu of natural gas for December 31, 2009, 2010 and 2011, respectively. The prices utilized in calculating our total proved reserves, for June 30, 2009, were $69.89 per Bbl of oil and $3.84 per Mcf of natural gas. Adjusted natural gas price includes the sale of associated natural gas liquids. All wellhead prices are held flat over the life of the properties for all reserve categories.

Changes in the standardized measure of discounted future net cash flow relating to proved oil and gas reserves is presented below for the periods indicated:

	Mid-Con Energy Partners			Mid-Con Energy Corporation
	Year Ended		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	December 31, 2011	December 31, 2010
	(in thousands)
Standardized measure of discounted future net cash flow, beginning of period	$183,662	$105,800	$77,880	$189,337
Changes in the year resulting from:
Sales, less production costs	(27,671)	(11,212)	(3,772)	(6,418)
Revisions of previous quantity estimates	26,960	(9,278)	24,394	(16,928)
Extensions, discoveries and improved recovery	26,128	16,562	280	3,264
Net change in prices and production costs	79,618	44,773	(16,860)	(172,916)
Net change in income taxes	—	—	36,447	72,238
Changes in estimated future development costs	(30,521)	(2,170)	(11,081)	(2,795)
Previously estimated development costs incurred during the period	31,968	9,242	2,212	10,795
Purchases of minerals in place	20,200	22,330	161	—
Accretion of discount	18,366	10,580	11,433	29,802
Timing differences and other	(479)	(2,965)	(15,294)	(28,499)

Standardized measure of discounted future net cash flow, end of year	$328,231	$183,662	$105,800	$77,880